Adoption of new and revised IFRS accounting standards, new accounting policies and changes in accounting policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Adoption of new and revised IFRS accounting standards, new accounting policies and changes in accounting policies

2	Adoption of new and revised IFRS accounting standards, new accounting policies and changes in accounting policies

Adoption of new and revised IFRS accounting standards

The Company qualifies as an emerging growth Company under the JOBS Act. However, because the Company prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board, the Company adopts new and amended IFRS Accounting Standards when they become effective under IFRS.

Standards and amendments effective in the current year

The following amendments are effective for annual periods beginning on or after January 1, 2025, and have been adopted by the Company: Lack of Exchangeability (Amendments to IAS 21). These amendments provide guidance for assessing whether a currency is exchangeable into another currency and, when it is not, for determining the exchange rate to be used and related disclosures. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

The Company also considered the continuing application of recently effective amendments, including Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1), Lease Liability in a Sale and Leaseback (Amendments to IFRS 16), Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7), and International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12). These amendments did not have a material impact on the Company’s consolidated financial statements. With respect to Pillar Two, the Company has applied the temporary mandatory exception to recognizing and disclosing deferred tax assets and liabilities related to Pillar Two income taxes. Based on the Company’s current facts and circumstances, management does not expect Pillar Two to have a material impact on the consolidated financial statements.

Standards and amendments issued but not yet effective

The following standards and amendments have been issued but are not yet effective and have not been early adopted by the Company:

Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) and Annual Improvements to IFRS Accounting Standards—Volume 11. These amendments are effective for annual periods beginning on or after January 1, 2026. The Company is assessing the effect of these amendments on its consolidated financial statements. Based on its preliminary assessment, the Company does not currently expect a significant impact. However, the Company’s election to account for the $100 million of equity securities to be received as consideration under the licensing agreement has yet to be determined – recording the changes in fair value of the equity securities through earnings (FVPTL) or other comprehensive income (FVOIC). See Note 12 for additional background on the licensing agreement.

IFRS 18, Presentation and Disclosure in Financial Statements is effective for annual periods beginning on or after January 1, 2027. The Company is evaluating the impact of IFRS 18 on the presentation and disclosure of its consolidated financial statements.

New accounting policies adopted

During 2025, the Company entered into certain arrangements involving the issuance of equity instruments to service providers in connection with corporate advisory and capital markets services related to the Company’s proposed NASDAQ direct listing. As a result, the Company adopted an accounting policy for share-based payments in accordance with IFRS 2 – Share-based Payment. As of December 31, 2025, certain equity compensation arrangements related to the advisory services were contingent upon the successful completion of the Company’s proposed listing on Nasdaq and therefore no share-based payment expense has been recognized in the accompanying consolidated financial statements. See Note 1.15 Share-based payments for a description of our accounting policy.

In 2025, the Company entered into an intellectual property licensing arrangement with NeuRX Health Inc. (“NeuRX”) providing for future license and royalty revenues. As a result, the Company adopted an accounting policy for revenue recognition in accordance with IFRS – Revenue from Contracts with Customers. See Note 1.14 Revenue recognition for a description of our accounting policy and Note 17 Revenue for information on the licensing arrangement.

Changes in accounting policies

Except for the adoption of the policies described above, the accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the Company’s consolidated financial statements for the year ended December 31, 2024.